Property and Equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 142	$ 55	$ 348	$ 89
Property and equipment	232		232
Capital lease	$ 119		$ 157